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First MetLife Investors Insurance Company
200 Park Avenue
Boston, MA  02116-3700

                                                     May 5, 2005
VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      First MetLife Investors Insurance Company and
                  First MetLife Investors Variable Annuity Account One File No. 333-96777 (Class XC)
                  Rule 497(j) Certification
                  -----------------------------------------------------

Commissioners:

         On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI"), each dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 28, 2005.

         If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/Michele H. Abate

                                             Michele H. Abate
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company